UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902

13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Ted Weschler
Title:    Managing Member
Phone:    (434) 297-0811

Signature, Place and Date of Signing:


/s/ R. Ted Weschler          Charlottesville, VA                    02/14/06
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        11

Form 13F Information Table Value Total:  $939,982
                                          -------
                                        (thousands)

List of Other Included Managers:

1.   Peninsula Investment Partners, LP

2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP

                                                  FORM 13F INFORMATION TABLE
               ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:       ITEM 5:            ITEM 6:   ITEM 7:    ITEM 8:

                                                           FAIR MARKET                                              VOTING
                                 TITLE OF                     VALUE         SHRS OR    SH/     INVSMT    OTHER     AUTHORITY
           NAME OF ISSUER         CLASS          CUSIP      (X$1000)        PRN AMT    PRN     DSCRTN   MANAGERs     SOLE
           --------------         -----          -----      --------        -------    ---     ------   --------     ----
DAVITA INC                          COM        23918K108      202,560     4,000,000    SH      SHARED      1,2      SHARED
DIRECTV GROUP INC.                  COM        25459L106      169,440    12,000,000    SH      SHARED      1,2      SHARED
ECHOSTAR COMMUNICATIONS             CL A       278762109      149,490     5,500,000    SH      SHARED      1,2      SHARED
FIRST AVENUE NETWORKS INC.          COM        31865X106       26,191     5,017,361    SH      SHARED      1,2      SHARED
GRACE W.R. & CO DEL NEW             COM        38388F108      101,197    10,765,600    SH      SHARED      1,2      SHARED
NEWS CORP                           CL A       65248E104       28,612     1,840,000    SH      SHARED      1,2      SHARED
PEGASUS COMMUNICATIONS CORP         CL A       705904605       26,524     6,715,000    SH      SHARED      1,2      SHARED
SUNCOR ENERGY INC                   COM        867229106       18,939       300,000    SH      SHARED      1,2      SHARED
US AIRWAYS GROUP INC                COM        90341W108      148,560     4,000,000    SH      SHARED      1,2      SHARED
WILSONS THE LEATHER EXPERTS         COM        972463103       56,220    15,487,513    SH      SHARED      1,2      SHARED
WSFS FINL CORP                      COM        929328102       12,250       200,000    SH      SHARED      1,2      SHARED

03038.0001 #632525